Collaborative arrangements	12 Months Ended
Dec. 31, 2015
Collaborative Arrangements [Abstract]
Collaborative arrangements
Collaborative arrangements
A collaborative arrangement is a contractual arrangement that involves a joint operating activity. These arrangements involve two or more parties who are both: (i) active participants in the activity; and (ii) exposed to significant risks and rewards dependent on the commercial success of the activity.
From time to time, we enter into collaborative arrangements for the R&D, manufacture and/or commercialization of products and/or product candidates. These collaborations generally provide for non-refundable upfront license fees, development and commercial performance milestone payments, cost sharing, royalty payments and/or profit sharing. Our collaboration agreements are performed with no guarantee of either technological or commercial success and each is unique in nature. Our significant arrangements are discussed below.
Pfizer Inc.
The co-promotion term of our Enbrel® collaboration agreement with Pfizer in the United States and Canada expired on October 31, 2013. Under the collaboration agreement in which we were the principal participant, Amgen and Pfizer shared in the agreed-upon selling and marketing expenses approved by a joint committee. We paid Pfizer a percentage of annual gross profits on our ENBREL sales in the United States and Canada on a scale that increased with gross profits; however, we maintained a majority share of ENBREL profits. Upon expiration of the co-promotion term, we are required to pay Pfizer residual royalties based on a declining percentage of annual net ENBREL sales in the United States and Canada for three years, ranging from 12% to 10%. The amounts of such payments are significantly less than what was owed based on the terms of the previous ENBREL profit share. Effective November 1, 2016, there will be no further royalty payments.
During the years ended December 31, 2015 and 2014, royalties due to Pfizer on ENBREL sales were $561 million and $509 million, respectively. During the year ended December 31, 2013, the aggregate net amount due to Pfizer for the ENBREL profit share and the royalties on ENBREL sales after the expiration of the co-promotion term, net of their share of selling and marketing expense was $1.3 billion. These amounts are included in Selling, general and administrative expense in the Consolidated Statements of Income.
Glaxo Group Limited
On April 1, 2014, we entered into a Termination and Transition Agreement which terminated our collaboration with Glaxo Group Limited (Glaxo), a wholly owned subsidiary of GlaxoSmithKline plc, for the commercialization of denosumab for osteoporosis indications for all countries and regions, except for Australia. In December 2015, we entered into an agreement to terminate the collaboration for Australia. Prior to termination, the collaboration included the European Union (EU), Switzerland, Australia, Norway, Russia and Mexico. We shared equally in the commercialization profits and losses related to the collaboration after accounting for expenses, including an amount payable to us in recognition of our discovery and development of denosumab. Glaxo was responsible for bearing a portion of the cost of certain specified development activities.
Amgen was the principal participant in the collaboration, and accordingly, we recorded product sales to third parties net of estimated returns, rebates and other deductions. During the years ended December 31, 2015 and 2014, product sales under the collaboration were not material and during the year ended December 31, 2013, product sales under the collaboration were $219 million. During the years end December 31, 2015, 2014 and 2013, net cost recoveries due to/from Glaxo under the collaboration agreement were not material.
AstraZeneca plc
We are in a collaboration with AstraZeneca plc (AstraZeneca) to jointly develop and commercialize certain antibodies from Amgen’s clinical inflammation portfolio, including AMG 157, AMG 181, AMG 557 and AMG 570. The agreement covers the worldwide development and commercialization of these antibodies, except for AMG 557 and AMG 570 in Japan. AMG 139 and brodalumab were formerly part of the collaboration in certain territories. As of April 1, 2015, we have suspended our participation in the co-development and commercialization of AMG 139, with the option of resuming such participation at a later date. As of August 26, 2015, we terminated our participation in the co-development and commercialization of brodalumab. From and after termination, the clinical development and commercialization of brodalumab are at the sole discretion and expense of AstraZeneca. If AstraZeneca or its sublicensee commercialize brodalumab, Amgen would receive certain specified payments.
Under the terms of the agreement, approximately 65% of related development costs for the 2012-2014 periods were funded by AstraZeneca; beginning in 2015, the companies share costs equally. For each remaining collaboration product approved for sale, Amgen would receive a mid-single-digit royalty, after which the worldwide commercialization profits and losses related to such remaining collaboration products would be shared equally. During the years ended December 31, 2015, 2014 and 2013, cost recoveries recognized for development costs, which included brodalumab and AMG 139, were $61 million, $110 million and $194 million, respectively, which were included in Research and development expense in the Consolidated Statements of Income.
The collaboration agreement will continue in effect unless terminated in accordance with its terms.
UCB
We are in a collaboration with UCB for the development and commercialization of romosozumab. Under the agreement, we received the rights to commercialize romosozumab for all indications in the United States, Canada, Mexico and Japan. UCB has the rights for all EU members at the time of first regulatory approval, Australia and New Zealand. Prior to commercialization, countries that have not been initially designated will be designated to Amgen or UCB in accordance with the terms of the agreement.
Generally, development costs are shared equally and we will share equally in the worldwide commercialization profits and losses related to the collaboration after accounting for expenses.
The collaboration agreement will continue in effect unless terminated earlier in accordance with its terms.
During the years ended December 31, 2015, 2014 and 2013, the net costs recovered from UCB were $60 million, $96 million, and $66 million, respectively, which are included in Research and development expense in the Consolidated Statements of Income.
Bayer HealthCare Pharmaceuticals Inc.
As part of the Onyx transaction, we acquired a collaboration with Bayer to jointly develop and commercialize Nexavar® (sorafenib) worldwide, except in Japan. The rights to develop and market Nexavar® in Japan are reserved to Bayer.
Nexavar® is currently marketed and sold in more than 100 countries around the world for the treatment of unresectable liver cancer and advanced kidney cancer. In the United States, Nexavar® is also approved for the treatment of patients with locally recurrent or metastatic, progressive, differentiated thyroid carcinoma refractory to radioactive iodine treatment.
In May 2015, we and Bayer amended the terms of the agreement, which terminated the co-promotion agreement in the United States. The termination was effective as of June 30, 2015, and transferred all U.S. operational responsibilities to Bayer, including commercial and medical affairs activities. Prior to the termination of the co-promotion agreement, we co-promoted Nexavar® with Bayer and shared equally in the profits or losses in the United States. In lieu of this profit share, Bayer now pays Amgen a royalty on U.S. sales of Nexavar® at a percentage rate in the high 30s. Amgen will no longer contribute sales force personnel or medical liaisons to support Nexavar® in the United States. There are no changes to the global research and development or non-U.S. profit share arrangements in the original agreement, as discussed below.
In all countries outside the United States, excluding Japan, Bayer manages all commercialization activities and incurs all of the sales and marketing expenditures and mutually agreed R&D expenses, for which we continue to reimburse Bayer for half. In these countries, we continue to receive 50% of net profits on sales of Nexavar® after deducting certain Bayer-related costs.
The agreement with Bayer will terminate at the later of the date when patents expire that were issued in connection with product candidates discovered under the agreement, or on the last day when we or Bayer market or sell products commercialized under the agreement anywhere in the world.
We do not expect that the amendment to the collaboration will have a material impact on our consolidated results of operations. Prior to the amendment, Amgen was acting as an agent under the agreement and as such, revenue was derived by calculating net sales of Nexavar® to third-party customers and deducting the cost of goods sold, distribution costs, marketing costs, phase 4 clinical trial costs, allocable overhead costs and certain other costs. Prior to the termination of the co-promotion during the years ended December 31, 2015 and 2014, and during the three months ended December 31, 2013, Amgen recorded Nexavar® net profits of $257 million, $324 million and $78 million, respectively, which were recognized as Other revenues in the Consolidated Statements of Income. Pursuant to the May 2015 amendment to the agreement, Amgen recorded royalty income subsequent to the termination of the co-promotion of $72 million on the U.S. sales of Nexavar® in Other revenues in the Consolidated Statement of Income. In addition, during the years ended December 31, 2015 and 2014, and the three months ended December 31, 2013, net R&D expenses related to the agreement were not material.
Other
In addition to the collaborations discussed above, we have various others that are not individually significant to our business at this time. Pursuant to the terms of those agreements, we may be required to pay or we may receive additional amounts upon the achievement of various development and commercial milestones which in the aggregate could be significant. We may also incur or have reimbursed to us significant R&D costs if the related product candidate were to advance to late stage clinical trials. In addition, if any products related to these collaborations are approved for sale, we may be required to pay or we may receive significant royalties on future sales. The payment of these amounts, however, is contingent upon the occurrence of various future events, which have a high degree of uncertainty of occurring.